Shareholders' Equity (Shareholders' Equity Activities) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				$ 745				$ 1,052	$ 745	$ 1,052	$ 935
Acquisition of noncontrolling interest									(8)		(40)
Share-based compensation									12	18	18
Common stock issued upon exercise of stock options										1	1
Dividends declared to shareholders									(45)	(46)	(47)
Repurchases of common stock									(53)	(4)	(62)
Issuance of ESPP shares									3	3	5
Investments by noncontrolling interests									1
Distributions to noncontrolling interests									(4)	(9)	(28)
Other noncontrolling interests activity											(3)
Net income (loss)	$ 278	$ 47	$ 79	38	$ (86)	$ (57)	$ 47	45	442	(51)	226
Other comprehensive income (loss), net of tax									128	(219)	47
Ending Balance	1,221				745				1,221	745	1,052
PIC
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				2,088				2,070	2,088	2,070	2,091
Acquisition of noncontrolling interest									(8)		(40)
Share-based compensation									12	18	18
Common stock issued upon exercise of stock options										1	1
Issuance of ESPP shares									(1)	(1)
Ending Balance	2,091				2,088				2,091	2,088	2,070
Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				488				595	488	595	439
Dividends declared to shareholders									(45)	(46)	(47)
Net income (loss)									434	(61)	203
Ending Balance	877				488				877	488	595
Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				(769)				(769)	(769)	(769)	(712)
Repurchases of common stock									(53)	(4)	(62)
Issuance of ESPP shares									4	4	5
Ending Balance	(818)				(769)				(818)	(769)	(769)
AOCL
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				(1,050)				(831)	(1,050)	(831)	(876)
Other comprehensive income (loss), net of tax									129	(219)	45
Ending Balance	(921)				(1,050)				(921)	(1,050)	(831)
NCI
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				$ (12)				$ (13)	(12)	(13)	(7)
Investments by noncontrolling interests									1
Distributions to noncontrolling interests									(4)	(9)	(28)
Other noncontrolling interests activity											(3)
Net income (loss)									8	10	23
Other comprehensive income (loss), net of tax									(1)		2
Ending Balance	$ (8)				$ (12)				$ (8)	$ (12)	$ (13)